Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	XIAO-I CORPORATION
Trading Symbol	AIXI
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	24,015,592
Amendment Flag	true
Amendment Description	We are amending our Annual Report on Form 20-F for the fiscal year ended December 31, 2022, as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 28, 2023 (the “Original Annual Report”), for the purpose of: (1) providing additional clarification and disclosures concerning the risk factor that some of our shareholders are not in compliance with the PRC’s regulations relating to offshore investment activities by PRC residents, (2) adding the diagram of our corporate organizational structure in the forepart of this Form 20-F/A and (3) revising our Consolidated Statements of Operations and Comprehensive (Loss)/Income on page F-4 by separately stating the cost of products sold and cost of services for the periods presented.Other than as set forth above, this Form 20-F/A does not, and does not purport to, amend, update or restate the information in any other item of the Original Annual Report as originally filed with the SEC. As a result, this Form 20-F/A does not reflect any events that may have occurred after the Original Annual Report was filed on April 28, 2023.
Entity Central Index Key	0001935172
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41631
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7th floor, Building 398
Entity Address, Address Line Two	No. 1555 West Jinshajiang Rd
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201803
Title of 12(b) Security	American Depositary Shares, each representing one-third of an Ordinary Share, par value $0.00005 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, NY
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	7th floor, Building 398
Entity Address, Address Line Two	No. 1555 West Jinshajiang Rd
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201803
Contact Personnel Name	Hui Yuan
City Area Code	86
Local Phone Number	021-39512112
Contact Personnel Fax Number	86 021-39518822